Debt issues - Short-term borrowings (Details) - US commercial paper - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Debt issues
Maximum amount outstanding at any month end, short-term borrowings	$ 21,639	$ 26,879	$ 28,331
Approximate average amount outstanding, short-term borrowings	$ 18,462	$ 22,502	$ 23,315
Approximate weighted average interest rate on average amount outstanding, short-term borrowings	1.40%	2.80%	2.00%
Approximate weighted average interest rate on amount outstanding as at year end, short-term borrowings	0.40%	3.20%	2.50%